CREDIT ASSET                             CREDIT SUISSE FUNDS
SUISSE MANAGEMENT
                                         P.O. Box 55030
                                         Boston, MA 02205-5030     800 927 2874



                          YOUR VOTE IS VERY IMPORTANT!

Dear Shareholder:

As a shareholder in the Credit Suisse Global Health Sciences Fund or the Credit Suisse Global Technology Fund, you recently received proxy materials asking for your vote on important proposals that affect your investment. We apologize for any inconvenience that this follow-up mailing causes but to date we have not recorded your participation. The proposals that you are asked to consider were unanimously endorsed by your Fund's Board of Directors. The special meeting of shareholders is scheduled for August 1, 2003. YOUR VOTE ALLOWS YOU TO WEIGH IN ON THE FUTURE OF YOUR ACCOUNT. THEREFORE, WE ASK THAT YOU PLEASE REGISTER YOUR VOTE WITHOUT DELAY.

     We encourage you to utilize one of the following easy options today for recording your vote promptly:

1. VOTE BY TELEPHONE. You may cast your vote by telephone by calling the toll free number listed on the enclosed proxy card and by following the prerecorded information. Please have your proxy materials, including the control number on your proxy card, available.

2. VOTE VIA INTERNET. You may cast your vote using the internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website. Please have your proxy materials, including the control number on your proxy card, available.

3. VOTE BY FAX. You may cast your vote by fax by signing, dating and faxing the enclosed voting instruction form or proxy card to D.F. King & Co., Inc., Attention: Credit Suisse Proxy, at 212-809-8839.

4. VOTE BY MAIL. You may cast your vote by mail by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage-prepaid return envelope provided.

     For the reasons set forth in the proxy materials previously delivered to you, THE BOARD OF DIRECTORS OF EACH OF THE FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ALL OF THE PROPOSALS AND BELIEVE THE PROPOSALS ARE IN THE BEST INTEREST OF SHAREHOLDERS OF THE FUNDS.

     If you have any questions regarding anything contained in this letter, please call D.F. King & Co., Inc., toll free at 1-800-290-6424.

                                               Sincerely,

                                               /s/ Hal Liebes

                                               Hal Liebes
                                               Secretary - Credit Suisse Funds




Credit Suisse Asset Management Securities, Inc. Distributor
CSLTR_GPVC_0703

CREDIT ASSET                            CREDIT SUISSE FUNDS
SUISSE MANAGEMENT
                                        P.O. Box 55030
                                        Boston, MA 02205-5030     800 927 2874



                          YOUR VOTE IS VERY IMPORTANT!

Dear Shareholder:

As a shareholder in the Credit Suisse Global Health Sciences Fund or the Credit Suisse Global Technology Fund, you recently received proxy materials asking for your vote on important proposals that affect your investment. We apologize for any inconvenience that this follow-up mailing causes but to date we have not recorded your participation. The proposals that you are asked to consider were unanimously endorsed by your Fund's Board of Directors. The special meeting of shareholders is scheduled for August 1, 2003. YOUR VOTE ALLOWS YOU TO WEIGH IN ON THE FUTURE OF YOUR ACCOUNT. THEREFORE, WE ASK THAT YOU PLEASE REGISTER YOUR VOTE WITHOUT DELAY.

     We encourage you to utilize one of the following easy options today for recording your vote promptly:

1. VOTE BY TELEPHONE. You may cast your vote by telephone by calling the toll free number listed on the enclosed proxy card and by following the prerecorded information. Please have your proxy materials, including the control number on your proxy card, available.

2. VOTE VIA INTERNET. You may cast your vote using the internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website. Please have your proxy materials, including the control number on your proxy card, available.

3. VOTE BY MAIL. You may cast your vote by mail by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage-prepaid return envelope provided.

     For the reasons set forth in the proxy materials previously delivered to you, THE BOARD OF DIRECTORS OF EACH OF THE FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ALL OF THE PROPOSALS AND BELIEVE THE PROPOSALS ARE IN THE BEST INTEREST OF SHAREHOLDERS OF THE FUNDS.

     If you have any questions regarding anything contained in this letter, please call D.F. King & Co., Inc., toll free at 1-800-290-6424.


                                                Sincerely,

                                                /s/ Hal Liebes

                                                Hal Liebes
                                                Secretary - Credit Suisse Funds



Credit Suisse Asset Management Securities, Inc. Distributor
CSLTR_GPVC_NOBO_0703